Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets

10. Intangible assets

The Group performs its annual impairment test in December and when circumstances indicate that the carrying value may be impaired. The UK cash-generating unit (“CGU”) does not have any goodwill following the impairment loss recognized in the year ended December 31, 2022. During the six months ended June 30, 2023, there have been no reversals of the impairment loss previously recognized for intangible assets. At June 30, 2023, the UK CGU was not tested for impairment because there were no indicators of impairment.